SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

NOTE 9 - SUBSEQUENT EVENTS

Since the reporting date, the following significant events have occurred:

1.	On July 15, 2024, the Company’s Ordinary Shares began trading on the Nasdaq Capital Market post-reverse stock split of 75:1 under the symbol “SMX,” with a new CUSIP number of G8267K208 and ISIN code IE000IG23NR9. Approved by shareholders and Board of Directors on June 11, 2024. This reverse split consolidated every 75 shares into one new ordinary share and was aimed at meeting Nasdaq’s minimum bid price requirement of $1 per share. The par value of the Ordinary Shares increased from $0.0022 to $0.165. The Company’s options, warrants, and convertible securities were adjusted proportionately, and the Public Limited Company Constitution was amended to reflect these changes.

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 9 - SUBSEQUENT EVENTS (CONT.)

2.	On July 19, 2024, the Company entered into a Securities Purchase Agreement with an institutional investor, resulting in the issuance of a promissory note (the “Note”) and warrants (the “Warrant”) for gross proceeds of $747, before fees and other expenses. The Note, issued with a 35% original issue discount, has a principal amount of $1,150 and matures 12 months from the issuance date. The Investor may convert the Note into the Company’s Ordinary Shares at a conversion price based on the lower of $6.10 or 80% of the 20-day volume-weighted average price, subject to a 4.99% beneficial ownership limitation. In case of default, the outstanding principal plus accrued interest increases to 120%, and a 24.5% per annum default interest rate applies. The accompanying Warrant, exercisable for 208,524 shares at $6.23 per share, is valid for five and a half years and includes anti-dilution protections and a 4.99% ownership cap. The Company used the net proceeds for working capital and general corporate purposes and is subject to certain restrictions and covenants under the Purchase Agreement. The Company also agreed to register the resale of shares underlying the Note and Warrant under a Registration Rights Agreement.

3.	On July 10, 2024, the Company entered into a Letter of Intent (LOI) with PMB Partners, LP (“PMB”). Under the LOI, the Company restructured $1.3 million of its debt to PMB. Subsequently, the Company entered into definitive agreements reflecting the terms of the LOI. This includes issuing a $800 Convertible Promissory Note with 15% interest (20% default interest), maturing on December 31, 2024, and a $500 Promissory Note with similar terms. Additionally, PMB exchanged its shares in a subsidiary, True Gold Consortium Pty Ltd, for 29,116 Company shares. The Company also issued 51,810 shares as consideration for PMB’s waivers and releases related to the debt. The Company agreed to register all shares issued to PMB for resale.

4.	On August 30, 2024 the Company entered into transactions pursuant to a Securities Purchase Agreement and issued and sold to an institutional investor a promissory note, for gross proceeds to the Company of $194.5, before deducting fees and other offering expenses payable by the Company. The Company used the net proceeds from the sale of the note for general working capital purposes. The note is in the principal amount of $223.6, which includes an original issue discount of $29, a one-time interest charge of 10%, was applied to the principal. The maturity date of the Note is June 30, 2025. The accrued, unpaid interest and outstanding principle, subject to adjustment, shall be paid in five payments as follows: (1) on February 28, 2025, $123 (2) on March 30, 2025, $30; (3) on April 30, 2025, $30; (4) on May 30, 2025, $30 and (5) on June 30, 2025, $30. Through February 26, 2025, the Company may prepay the note in full at a 2% discount. The note contains customary Events of Default for transactions similar to the transactions contemplated by the Purchase Agreement and the Note. In the event of an Event of Default, (i) the Note shall become immediately due and payable, (ii) the principal and interest balance of the Note shall be increased by 150% and (ii) the Note may be converted into ordinary shares of the Company (“Ordinary Shares”) at the sole discretion of the Investor. The conversion price shall equal the lowest closing bid price of the Ordinary Shares during the prior ten trading day period multiplied by 75% (representing a 25% discount). Any such conversion is subject to customary conversion limitations set forth in the note so the Investor beneficially owns less than 4.99% of the Company’s Ordinary Shares. The Investor shall be entitled to deduct $1.5 from the conversion amount in each Notice of Conversion to cover Holder’s deposit fees associated with each Notice of Conversion. The Company paid, as a placement agent, approximately $9 in cash fees in relation to the transactions contemplated by the Purchase Agreement.

5.	On July 21, 2024, the Company granted 6,873 RSUs to an advisor. The fair value at grant date was $6.23 per RSU. The RSU shall vest monthly in equal installment until December 20, 2024

6.	On August 24, 2024, the Company extended a previous convertible security maturity date to February 24, 2025. In addition, the investor will have the right to convert at his option all or a portion of the face value amount including OID or a maximum of $407 into ordinary shares at a conversion price under exactly the same terms of a new qualified financing for at least $1.5 million from any source. (see also note 3(2)).

SMX (SECURITY MATTERS) PUBLIC LIMITED COMPANY NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (US$ in thousands except share and per share data)

NOTE 9 - SUBSEQUENT EVENTS (CONT.)

7.	On August 29, 2024, the Company amended its 2022 Incentive Equity Plan (the “Incentive Plan”), to increase the number of authorized Ordinary Shares under the Incentive Plan to 1,524,752 from 29,871 (the “Amendment”). As a Foreign Private Issuer, Nasdaq Rule 5615(a)(3) allows the Company to rely on home country corporate governance practices in lieu of certain of the rules in the Nasdaq Rule 5600 Series and Rule 5250(d) and, accordingly, the Company so elected to approve the Amendment without stockholder approval. Thereafter, the Company granted an aggregate of 411,263 fully vested restricted stock units and 682,594 fully vested stock options to its executive officers and directors, and to certain consultants and advisors to the Company.

8.	On September 11, 2024, the Company entered into a private placement transaction pursuant to a Securities Purchase Agreement and a Registration Rights Agreement with certain institutional investors for aggregate gross proceeds of $5,350, before deducting fees to the placement agents and other expenses payable by the Company in connection with the Private Placement. The Company used the net proceeds from Private Placement for general corporate purposes and for working capital purposes. The offering consisted of the sale of 5,350,000 Common Units (or Pre-Funded Units), each consisting of one Ordinary Share or Pre-Funded Warrant and two (2) Series A Common Warrants, each to purchase one (1) Ordinary Share per warrant at an exercise price of $1.00, and one (1) Series B Common Warrants to purchase such number of Ordinary Shares as determined in the Series B Warrant. The public offering price per Common Unit was $1.00 (or $0.9999 for each Pre-Funded Unit, which is equal to the public offering price per Common Unit to be sold in the offering minus an exercise price of $0.0001 per Pre-Funded Warrant). The Pre-Funded Warrants will be immediately exercisable subject to registration and may be exercised at any time until exercised in full. For each Pre-Funded Unit sold in the offering, the number of Common Units in the offering will be decreased on a one-for-one basis. The initial exercise price of each Series A Common Warrant is $1.00 per Ordinary Share. The Series A Common Warrants are exercisable immediately subject to registration and expire 66 months after the initial issuance date. The number of securities issuable under the Series A Common Warrant is subject to adjustment. The initial exercise price of each Series B Common Warrant is $0.00001 per Ordinary Share. The number of Ordinary Shares issuable under the Series B Warrant, if any, is subject to adjustment to be determined pursuant to the trading price of the Ordinary Shares following the effectiveness of a resale registration statement that the Company has undertaken to file on behalf the Purchasers. Of the gross proceeds, 20%, or $1,072, will be held in escrow and payable to the Purchasers under certain circumstances during the term of the Series A Common Warrants and Series B Warrants, as set forth therein. The Company agreed to pay a total cash placement fee equal to 12.0% of the gross cash proceeds received in the Private Placement. As a condition to closing, the executive officers, directors and 10% holders of Ordinary Shares of the Company executed 90-day lock-up agreements.

10)	On September 16, 2024, the Company issued 22,611 ordinary shares following the partial conversion of an outstanding convertible security dated February 24, 2024, as amended on August 24, 2024. See also note 3(2) and 9(6).